Contract Balances, Performance Obligations and Contract Costs (Tables)	6 Months Ended
Jul. 31, 2023
Contract Balances, Performance Obligations and Contract Costs
Schedule of the changes in the contract assets balance

Deferred
Revenue
Balance at January 31, 2023	69,399
Recognition of previously deferred revenue	(31,557)
Deferral of revenue	48,318
Increases from business combinations, net	736
Effect of movements in foreign exchange	298
Balance at July 31, 2023	87,194
Current	85,421
Long-term	1,773

Contract
Assets
Balance at January 31, 2023	3,222
Transfers to trade receivables from contract assets	(704)
Increases as a result of revenue recognized during the period, net of amounts transferred to trade receivables	785
Effect of movements in foreign exchange	3
Balance at July 31, 2023	3,306